CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2022 USD ($)
Cash Flows from Operating Activities:
Net income	$ (6,991,000)
Adjustments to reconcile net income to net cash used in operating activities:
Deferred income tax provision	46,000
Changes in operating assets and liabilities:
Net cash used in operating activities	3,418,000
Cash Flows from Investing Activities:
Net cash used in investing activities	(1,721,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities	(384,000)
Net Change in Cash	1,084,000
Cash - Beginning	15,506,000
Cash - Ending	16,590,000
ITHAX ACQUISITION CORP.
Cash Flows from Operating Activities:
Net income	432,866
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(7,540)
Change in fair value of warrant liabilities	(2,730,750)
Changes in operating assets and liabilities:
Prepaid expenses	(25,833)
Accrued expenses	(115,803)
Deferred printer fee	211,500
Deferred legal fee	1,940,885
Net cash used in operating activities	(294,675)
Cash Flows from Financing Activities:
Net Change in Cash	294,675
Cash - Beginning	525,204
Cash - Ending	230,529
Non-cash investing and financing activities:
Subsequent measurement of Class A ordinary shares to redemption amount	7,540
Deferred underwriting fee payable	$ 9,082,500